Balance Sheet	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 1,170,301
Prepaid expenses and other current assets	149,725
Total current assets	1,320,026
Cash and marketable securities held in Trust Account	202,029,414
Interest receivable on cash and marketable securities held in the Trust Account	1,716
Other non-current assets	43,083
TOTAL ASSETS	203,394,239
Current liabilities
Accounts payable	84,089
Payable to related parties	5,778
Accrued liabilities	1,805,980
Other current liabilities	363
Total current liabilities	1,896,210
Deferred underwriting fee payable	8,000,000
Total liabilities	9,896,210
Commitments and contingencies (Note 5)
Common stock subject to possible redemption, 18,663,171 shares, at a redemption value of $10.10 per share	188,498,028
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock, par value of $0.0001 per share; 100,000,000 shares authorized; 7,230,308 shares issued and outstanding (excluding 18,663,171 shares subject to possible redemption)	723
Additional paid-in capital	7,728,132
Accumulated deficit	(2,728,854)
Total stockholders' equity	5,000,001
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY	$ 203,394,239